Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Schedule of collateral provided/delivered

		12/31/2020	12/31/2021

Collateral provided:
Of which:
Mercado Mexicano de Derivados, S.A. de C.V.	Cash	3,113	4,326
Chicago Mercantile Exchange	Cash	1,009	1,934
Foreign financial institutions	Cash	1	1
		4,123	6,261

Financial instrument in connection with OTC derivative transactions
Financial instruments
Schedule of collateral provided/delivered

		12/31/2020	12/31/2021

Financial assets at amortized cost - Loans and advances to credit institutions:
Of which (Note 7):
Mexican financial institutions	Cash	15,738	7,163
Foreign financial institutions	Cash	12,216	6,071
		27,954	13,234
Financial assets at fair value through profit or loss - Debt instruments:
Of which (Note 8):
Mexican financial institutions	Bonds	4,410	3,443
Foreign financial institutions	Bonds	896	2,932
		5,306	6,375

Schedule of collateral received

		12/31/2020	12/31/2021

Deposits from credit institutions and Customer deposits:
Of which (Notes 19 and 20):
Mexican financial institutions	Cash	21,649	9,325
Foreign financial institutions	Cash	1,403	17,594
		23,052	26,919

		12/31/2020	12/31/2021

Memorandum accounts:
Of which (Note 31):
Mexican financial institutions	Bonds	5,483	4,491
		5,483	4,491

Trading derivative liabilities
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2020		12/31/2021
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	4,614	—	10,827	—
Market Index Futures	139	—	612	1

Forwards:
Foreign Currency Forwards	175,827	7,991	214,999	3,389
Foreign Exchange (Spot)	29,930	72	33,031	102
Market Index Forwards	2,292	33	—	—

Options:
Foreign Currency Options	54,923	2,766	70,823	2,064
Interest Rate Options	93,248	306	78,509	915
Market Index Options	697	582	1,904	1,422
Equity Options	868	65	1,934	209

Swaps:
IRS	3,597,275	189,535	3,724,129	93,600
Equity Swaps	704	184	859	342
CCS	451,191	84,577	417,366	74,634
Total Trading	4,411,708	286,111	4,554,993	176,678

Hedging derivative liabilities
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2020		12/31/2021
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	11,311	365	7,311	42
CCS	4,958	1,540	2,704	864
Foreign Currency Forwards	18,622	569	7,289	238

Fair value hedge:
IRS	49,380	4,361	1,867	96
CCS	34,922	12,243	28,715	6,922
Total Hedging	119,193	19,078	47,886	8,162
Total Financial Derivatives Liability	4,530,901	305,189	4,602,879	184,840

Trading derivative assets
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2020		12/31/2021
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	1,030	5	12,453	—
Market Index Futures	9	—	72	—

Forwards:
Foreign Currency Forwards	171,450	9,293	261,701	5,042
Foreign Exchange (Spot)	40,944	92	30,428	88
Equity Forwards	2,270	48	—	—

Options:
Foreign Currency Options	72,892	3,879	88,639	1,874
Interest Rate Options	54,471	232	53,370	712
Market Index Options	271	43	281	45
Equity Options	649	72	775	85

Swaps:
IRS	3,596,532	196,170	3,577,417	94,895
Equity Swaps	—	—	—	—
CCS	472,918	86,337	486,767	76,649
Total Trading	4,413,436	296,171	4,511,903	179,390

Hedging derivative assets
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2020		12/31/2021
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
CCS	10,824	4,282	11,125	4,547
Foreign Currency Forwards	36,144	4,013	57,669	5,233

Fair value hedge:
IRS	1,000	11	47,047	1,454
CCS	—	—	244	14
Total Hedging	47,968	8,306	116,085	11,248
Total Financial Derivatives Asset	4,461,404	304,477	4,627,988	190,638